SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Narrative (Detail) $ / shares in Units, $ in Thousands, shares in Millions				3 Months Ended			12 Months Ended
	Oct. 01, 2015 USD ($)	Oct. 01, 2014 USD ($)	Oct. 01, 2013 USD ($)	Jun. 30, 2016 segment	Mar. 31, 2016 segment	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jul. 21, 2014 $ / shares
Corporate Organization
Aggregate amount of prior period corrections							$ 1,100
Inventories
Inventory reserves						$ 100	100	$ 200
Software Development Costs
Capitalized software						$ 1,900	1,900	1,300
Goodwill
Impairment of goodwill	$ 0	$ 0	$ 0				8,000	0	$ 0
Research and Development
Research and development costs							$ 3,400	$ 4,600	$ 4,300
Earnings (Loss) per Share
Antidilutive securities excluded from computation of earnings per share (in shares) | shares							10.1
Share-based Compensation
Period expected results projected for forfeiture rate									12 months
Minimum
Revenue Recognition
Revenue recognition period for software license subscriptions							1 year
Accounts Receivable
Accounts receivable, range of invoice terms							10 days
Property and Equipment
Estimated useful lives of property and equipment							3 years
Intangibles
Estimated useful lives of intangible assets							1 year
Concentrations of Credit Risk
Percentage of contracts issued by US Government							90.00%
Income Taxes
Recognition of tax liability or benefits							50.00%
Maximum
Revenue Recognition
Revenue recognition period for software license subscriptions							3 years
Accounts Receivable
Accounts receivable, range of invoice terms							90 days
Property and Equipment
Estimated useful lives of property and equipment							7 years
Intangibles
Estimated useful lives of intangible assets							7 years
Convertible Senior 2019 Notes [Member] | Convertible Debt [Member]
Earnings (Loss) per Share
Debt instrument, conversion ratio | $ / shares						$ 14.83	$ 14.83			$ 14.83
Commercial Cyber Solutions
Goodwill
Impairment of goodwill							$ 8,000
Commercial Cyber Solutions | Minimum
Goodwill
Restructuring costs remaining in 2016						$ 5,000
Commercial Cyber Solutions | Maximum
Goodwill
Restructuring costs remaining in 2016						$ 7,000
Subsequent Event
Segment Reporting
Number of operating segments | segment				1	2